Investment in Equity Securities (Details) ฿ / shares in Units, ฿ in Millions							1 Months Ended
	Sep. 10, 2025 shares	Aug. 27, 2025 USD ($)	Aug. 22, 2025 USD ($) shares	Aug. 22, 2025 THB (฿) shares	Jul. 03, 2025 ฿ / shares	Apr. 03, 2025 shares	Apr. 30, 2025 shares
Investment in Equity Securities [Line Items]
Allocated shares			114,638,700	114,638,700
Representing total issued percentage	4.87%		7.07%	7.07%
Share capital total consideration amount			$ 1,965,744	฿ 64.2
Portfolio investment contributed amount | $		$ 3,988,438
Contribution represented portfolio percentage		9.93%
Newly issued shares						2,664,000	2,664,000
Ordinary Shares [Member]
Investment in Equity Securities [Line Items]
Offer price per share | ฿ / shares					฿ 0.56
Warrant [Member]
Investment in Equity Securities [Line Items]
Offer price per share | ฿ / shares					฿ 0.01
Bitplanet Co., Ltd. [Member]
Investment in Equity Securities [Line Items]
Representing total issued percentage	49.03%
Newly issued shares	46,241,995
Acquired additional shares	11,473,850
Bitplanet Co., Ltd. [Member] | Ordinary Shares [Member]
Investment in Equity Securities [Line Items]
Newly issued shares	5,728,620